Note 11 - Options (Tables)	12 Months Ended
Nov. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	November 30,	November 30,	November 30,
	2018	2017	2016

Volatility	—	71.7%	65.2%
Risk-free interest rate	—	1.56%	0.620%
Expected life (in years)	—	5.49	5.00
Dividend yield	—	—	—
The weighted average grant date
	—	$7.50	$12.00

Schedule of Share-based Compensation, Stock Options, Activity

			November 30, 2018			November 30, 2017			November 30, 2016
		Weighted			Weighted			Weighted
		average	Weighted		average	Weighted		average	Weighted
		exercise	average		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value	options	share	fair value
		$	$		$	$		$	$
Outstanding,
beginning of year	582,811	32.00	17.20	539,246	34.80	18.80	506,200	38.90	22.10
Granted	-	-	-	49,600	11.70	7.50	46,000	24.20	12.00
Exercised	-	-	-	(200)	23.20	12.00	(2,750)	25.70	16.80
Forfeiture	(25,533)	20.36	14.19	-	-	-	-	-	-
Expired	(1,627)	291.07	228.92	(5,835)	126.40	96.00	(10,204)	192.40	132.90
Balance,
end of year	555,651	31.75	16.69	582,811	32.00	17.20	539,246	34.80	18.80

Options
exercisable,
end of year	544,619	32.16	16.91	522,106	33.00	17.90	439,661	34.90	19.60

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range

				Options outstanding			Options exercisable
		Weighted	Weighted	Weighted		Weighted	Weighted
		average	average	average		average	average
		exercise	remaining	grant		exercise	grant
Exercise	Number	price per	contract	date	Number	price per	date
price	outstanding	share	life (years)	fair value	exercisable	share	fair value
$ $		$		$		$	$

Under 25	109,067	17.99	2.66	9.75	98,035	14.14	10.15
26.00 - 50.00	446,584	35.11	1.98	29.25	446,584	35.11	29.25
	555,651	31.75			544,619	32.16

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
	November 30,	November 30,	November 30,
	2018	2017	2016
	$	$	$

Research and development	883,064	1,654,051	1,995,805
Selling, general and administrative	44,622	95,948	265,639
	927,686	1,749,999	2,261,444